Reconciliation of Financial Statements to Form 5500 - Reconciliation of the Net Increase in Net Assets Available for Benefits (Details) - EBP 003 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net increase in net assets available for benefits per the financial statements	$ 63,800,360
Add: Excess contributions payable at end of year	28,816	$ 44,284
Add: Amounts allocated to withdrawing participants at beginning of year	31,880
Add: Deemed distributions - defaulted loans at beginning of year	16,512
Less: Excess contributions payable at beginning of year	(28,816)	(44,284)
Less: Deemed distributions - defaulted loans at end of year	(12,080)	$ (16,512)
EBP, Form 5500 Caption, Net Income (Loss)	$ 63,821,204